Segment and Revenue by Geography and By Major Customer - Schedule of Revenue by Geography, Based on the Customers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 17,335	$ 16,038	$ 51,222	$ 41,194
Israel [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	76	151	269	582
China [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,596	2,123	7,170	5,630
Hong Kong [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,349	2,304	7,443	3,878
Hungary [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	1,395	3,849	6,105	9,978
United States [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,538	2,207	6,867	6,669
Portugal [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	2,508	2,448	7,064	5,547
Other [Member]
Schedule of Revenue by Geography, Based on the Customers [Line Items]
Revenues	$ 5,873	$ 2,956	$ 16,304	$ 8,910